Additional Information Regarding Profit or Loss Items (Details) - Schedule of Additional Information Regarding Profit or Loss Items - Additional Information Regarding Profit or Loss Items [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		$ 7,633	$ 7,264	$ 9,581
Revenues from key customers		3,756	4,019	6,649
Trade receivables balance from key customers		2,062	2,034	1,309
Revenue by product group		7,633	7,264	9,581
Cost of revenue		4,464	4,836	6,379
Research and development expenses	[1]	1,048	439	448
Selling and marketing expenses	[2]	3,170	672	852
General and administrative expenses	[3]	1,732	837	1,255
Other income				166
Finance expenses		104	123	964
Finance income		67	1,443
In-Ear Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		4,532	6,038	8,697
SST Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		2,713	749	840
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		388	477	44
Customer 1 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		2,559	516	448
Trade receivables balance from key customers		1,592	39	52
Customer 2 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		289	3	6,315
Trade receivables balance from key customers		1	(103)	1,248
Customer 3 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		908	4,016	334
Trade receivables balance from key customers		469	2,098	9
Israel [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		4,947	5,423	1,010
Europe [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		423	146	89
Asia [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1,072	127	6,324
USA [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1,070	1,477	2,064
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		121	91	94
Salaries and related expenses [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue	[4]	1,139	648	673
Research and development expenses	[1]	980	311	381
Selling and marketing expenses	[2]	2,969	537	679
General and administrative expenses	[3]	1,400	529	444
Purchases [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		3,164	4,667	6,067
Research and development expenses	[1]	3	6	7
Depreciation and amortization [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		61	55	74
Research and development expenses	[1]	19	9
Selling and marketing expenses	[2]	25	23	3
General and administrative expenses	[3]	26	10	41
Decrease (increase) in inventory [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Decrease (increase) in inventory		(49)	(686)	(529)
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		149	152	94
Research and development expenses	[1]	31	22	28
Selling and marketing expenses	[2]	130	74	127
General and administrative expenses	[3]	118	136	381
Finance expenses		18	57	42
Professional consulting [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Research and development expenses	[1]	15	91	32
Exhibitions and advertising [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Selling and marketing expenses	[2]	46	38	43
Professional services [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	131	102	279
Rent and maintenance [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	57	60	110
Support grants in respect of the Pandemic [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Other income				159
Revenues from sublease [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Other income				7
Exchange rate differentials [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses				69
Finance income		67	206
In respect of lease liabilities [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		12	10	8
In respect of credit from related parties [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses				173
In respect of credit from banking corporations [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		9	34	27
In respect of credit from others [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses				212
Revaluation of a SAFE [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		53	22
Revaluation of a liability in respect of a warrants [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		12		433
Finance income			$ 1,237

[1]	Includes stock based compensation of $541 in 2023
[2]	Includes stock based compensation of $2,467 in 2023
[3]	Include stock-based compensation of $807 in 2023
[4]	Includes stock based compensation of $421 in 2023